Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) - Operating Lease Obligations ¥ in Thousands	Mar. 31, 2022 CNY (¥)
2023	¥ 10,800
2024	5,815
2025	2,876
Total	¥ 19,491